UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.46% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (2)	281,817	$24,458,932
Domestic Equity (0.40% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (2)		21,016,894
Energy (1.06% of Partners’ Capital)
BlueGold Global Fund, L.P. (2)		56,614,583
Enhanced Fixed Income (0.26% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D)	12,986	13,651,774
International Equity (3.29% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (2)		69,897,249
Boyer Allan Greater China Fund, L.P. (3)		21,223,819
EEA Europe Long Short Fund (2)	234,522	24,413,696
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		37,718,833
S.R. Global Fund—International Portfolio (Class C, L.P.)		21,736,587
Natural Resources (0.35% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		18,706,355
Private Equity (3.40% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		748,364
CX Partners Fund, Ltd. (1)(2)		4,661,000
Gavea Investment Fund II A, L.P.		7,388,019
Gavea Investment Fund III, L.P.		63,728,562
Hillcrest Fund, L.P. (1)(3)		6,493,820
Hony Capital Fund 2008, L.P.		5,346,273
India Asset Recovery Fund, L.P. (1)		850,481
J.C. Flowers III, L.P. (1)		1,858,149
LC Fund IV, L.P. (2)		9,535,066
New Horizon Capital III, L.P. (2)		14,056,065
Orchid Asia IV, L.P. (1)		11,277,299
Reservoir Capital Partners (Cayman), L.P.		3,293,461
Tiger Global Private Investment Partners IV, L.P. (1)		8,474,161
Tiger Global Private Investment Partners V, L.P. (1)		11,349,514
Trustbridge Partners II, L.P. (2)		15,860,704
Trustbridge Partners III, L.P. (2)		16,055,857
Real Estate (0.74% of Partners’ Capital)
Forum European Realty Income III, L.P. (2)		4,717,929
Phoenix Asia Real Estate Investments II, L.P. (1)(2)		14,696,694
Phoenix Real Estate Fund (T) L.P.		19,806,731

Total Cayman Islands		529,636,871

Guernsey
Private Equity (0.11% of Partners’ Capital)
Mid Europa Fund III LP		5,671,910

Total Guernsey		5,671,910

Republic of Mauritius
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I (1)(2)		3,118,661

Total Republic of Mauritius		3,118,661

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		2,079,000

Total Scotland		2,079,000

United Kingdom
Private Equity (0.23% of Partners’ Capital)
Darwin Private Equity I, L.P.		6,366,772
Exponent Private Equity Partners II, L.P.		5,256,027
Sovereign Capital Limited Partnership III (2)		854,734

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)
Real Estate (0.12% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		$1,838,854
Benson Elliot Real Estate Partners III, L.P. (2)		(186,249)
Patron Capital L.P. II		970,399
Patron Capital L.P. III		3,649,298

Total United Kingdom		18,749,835

United States
Arbitrage Strategies (13.60% of Partners’ Capital)
Citadel Wellington LLC		52,528,042
Eton Park Fund, L.P.		72,830,094
Investcorp Silverback Arbitrage Fund, LLC (3)		15,402,756
Kenmont Onshore Fund, L.P. (2)		3,221,484
King Street Capital, L.P.		26,716,400
Magnetar Capital Fund, L.P.		6,654,759
Magnetar SPV, LLC (Series L) (2)		26,091,195
OZ Asia Domestic Partners, L.P. (1)		3,483,795
Paulson Advantage Plus, L.P. (2)		104,444,983
Paulson Partners Enhanced, L.P. (2)		67,129,946
PIPE Equity Partners, L.L.C. (3)		36,631,476
PIPE Select Fund, L.L.C. (3)		64,195,745
PSAM WorldArb Partners, L.P. (2)		44,670,823
Stark Investments Limited Partnership		1,384,962
Stark Select Asset Fund, LLC		4,822,966
Waterstone Market Neutral Fund, L.P. (3)		95,178,202
Whitebox Multi-Strategy Fund, L.P. (2)	90,427	98,175,671
Domestic Equity (6.39% of Partners’ Capital)
Artis 2X Partners (Institutional), L.P. (2)		26,680,283
Empire Capital Partners Enhanced, L.P. (3)		32,767,806
HealthCor, L.P. (2)		63,732,586
Ithan Creek Partners, L.P. (2)		64,781,786
Longhorn Onshore Investors, L.P. (2)		37,751,580
Samlyn Onshore Fund, L.P. (2)		70,806,026
Tiger Consumer Partners, L.P. (2)		43,618,519
Energy (7.10% of Partners’ Capital)
AL Gulf Coast Terminals, LLC (1)		7,750,229
ArcLight Energy Partners Fund IV, L.P. (1)		10,008,631
CamCap Resources, L.P. (1)		364,772
Chilton Global Natural Resources Partners, L.P. (2)		68,385,046
EnCap Energy Capital Fund VII-B, L.P.		7,300,052
Encap Energy Infrastructure TE Feeder, L.P. (1)(2)		922,377
Goldfinch Capital Management, L.P. (2)		37,696,531
Intervale Capital Fund, L.P. (1)(2)		12,893,715
Merit Energy Partners G, L.P. (1)		7,565,362
Midstream & Resources Follow-On Fund, L.P. (1)		9,701,424
NGP Energy Technology Partners II, L.P.		1,980,650
NGP IX Offshore Fund, L.P.		16,352,696
NGP Midstream & Resources, L.P. (1)		8,631,503
Quantum Parallel Partners V, L.P. (1)		1,232,499
Southport Energy Plus Partners, L.P. (2)		62,749,648
TPF II-A, L.P. (1)		18,864,777
Velite Energy, L.P. (2)		105,214,270
Enhanced Fixed Income (12.41% of Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P. (2)		59,543,993
Anchorage Crossover Credit Fund II, L.P.		19,459,813
Anchorage Short Credit Fund, L.P. (1)(2)	39,831	37,212,230
Ares Enhanced Credit Opportunities Fund, L.P.		16,535,226
BDCM Partners I, L.P. (3)		62,319,674

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Enhanced Fixed Income (12.41% of Partners’ Capital) (continued)
Bell Point Credit Opportunities Fund, L.P. (2)		$15,207,808
Contrarian Capital Fund I, L.P. (2)		99,640,345
Courage Special Situations Fund, L.P. (2)		15,243,364
Credit Distressed Blue Line Fund, L.P. (2)		41,344,325
Fortelus Special Situations Fund, L.P. (2)		55,650,497
Halcyon European Structured Opportunities Fund, L.P. (3)		1,429,217
Harbinger Capital Partners Fund I, L.P. (2)		77,444,737
Harbinger Capital Partners Fund II, L.P.		5,348,212
Harbinger Class L Holdings (U.S.), L.L.C.		543,644
Harbinger Class PE Holdings (U.S.) Trust		3,364,899
Morgan Rio Capital Fund, L.P. (3)		20,516,181
Owl Creek II, L.P.		23,581,329
Prospect Harbor Credit Partners, L.P.		27,281,379
Sorin Fund, L.P. (2)		1,569,453
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)		77,025,086
International Equity (4.17% of Partners’ Capital)
Dabroes Investment Fund L.P. (3)		40,997,882
Penta Asia Domestic Partners, L.P. (2)	74,684	31,451,607
Skopos HG Fund, LLC (2)	252,374	32,841,185
Steel Partners Japan Strategic Fund, L.P.		5,334,533
Taiyo Fund, L.P.		16,924,882
TAEF Fund, LLC		48,639,440
Tiger Asia Fund, L.P.		45,970,239
Natural Resources (0.01% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		524,296
Opportunistic Equity (17.24% of Partners’ Capital)
Atlas Global LLC		23,055,958
Blue Trend L.P.		32,098,062
Corriente Partners, L.P. (2)		49,095,525
Corriente China Opportunity Partners, L.P. (2)		8,118,275
Corriente China Opportunity Partners II, L.P. (3)		15,957,509
Covepoint Emerging Markets Macro Fund, L.P. (2)		75,470,148
EDF-MI Onshore, L.P. (3)		103,607,290
European Divergence Fund, L.P. (3)		23,653,422
Global GT, L.P.		294,684
Global Undervalued Securities Fund (QP), L.P. (2)		45,840,589
Hayman Capital Partners, L.P. (2)		38,421,563
Japan Macro Opportunities Partners, L.P.		20,237,500
Miura Global Partners II, L.P.		35,041,969
Pardus European Special Opportunities Fund, L.P.		62,849
Passport II, L.P. (2)		74,473,285
R.G. Niederhoffer Global Fund I, L.P. (3)		46,200,398
Salem Global Opportunity Fund, L.P. (2)		34,899,785
SCP Sakonnet Fund, L.P. (2)		55,177,920
Senator Global Opportunity Fund L.P.		20,188,651
Tiger Global, L.P.		48,679,757
Valiant Capital Partners, L.P. (2)		112,448,170
Viking Global Equities, L.P.		54,188,741
Private Equity (9.88% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P. (1)		18,391,068
Accel-KKR Capital Partners III, L.P. (2)		9,096,248
Advent Latin American Private Equity Fund IV-F, L.P.		6,107,879
Advent Latin American Private Equity Fund V-F, L.P.		12,710
Audax Mezzanine Fund II, L.P. (1)		6,153,081
BDCM Opportunity Fund II, L.P. (1)		5,561,899

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (9.88% of Partners’ Capital) (continued)
Black River Commodity Multi-Strategy Fund, LLC		1,440,704
Bonanza Master Fund, Ltd Liquidating Trust (2)	1,763	753,791
Brazos Equity Fund II, L.P. (1)		$2,068,276
Brazos Equity Fund III, L.P. (1)		3,882,520
Capital Royalty Partners, L.P. (1)		1,440,000
Carlyle Partners V, L.P.		6,738,014
Catterton Growth Partners, L.P. (2)		9,417,986
CCM Small Cap Value Qualified Fund, L.P. (3)		32,257,023
Chrysalis Ventures III, L.P.		1,273,778
Contrarian Equity Fund, L.P.		1,215,914
Crosslink Crossover Fund IV, L.P.		1,755,655
Crosslink Crossover Fund V, L.P.		22,607,646
Dace Ventures I, L.P. (2)		1,468,634
Encore Consumer Capital Fund, L.P.		2,988,131
Fairhaven Capital Partners, L.P.		3,370,959
Garrison Opportunity Fund, LLC (2)		14,680,354
GMO Emerging Illiquid Fund, L.P. (1)		9,569,707
Harbinger Capital Partners Special Situations Fund, L.P.		12,112,471
HealthCor Partners Fund, L.P. (2)		2,797,885
Integral Capital Partners VIII, L.P. (2)		17,132,974
L-R Global Partners, L.P.		422,623
MatlinPatterson Global Opportunities Partners III, L.P. (1)		6,900,920
Middle East North Africa Opportunities Fund, L.P. (3)	5,089	3,395,622
Monomoy Capital Partners, L.P. (1)		4,994,111
Monsoon India Inflection Fund, L.P.		539,467
Monsoon India Inflection Fund 2, L.P.		1,013,352
Paulson Credit Opportunities, L.P. (1)(2)		141,997,974
Pine Brook Capital Partners, LP (1)		7,229,351
Pinto America Growth Fund, L.P. (1)		1,841,664
Private Equity Investment Fund IV, L.P. (1)(2)		6,907,922
Private Equity Investment Fund V, L.P. (1)(2)		8,038,131
Q Funding III, L.P. (2)		15,637,697
Q4 Funding, L.P. (2)		44,123,532
Saints Capital VI, L.P. (2)		9,328,422
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,480,287
Sanderling Venture Partners VI, L.P.		1,160,452
Silver Lake Partners III, L.P. (1)		5,708,943
Sterling Capital Partners II, L.P. (1)		1,798,941
Sterling Capital Partners III, L.P.		5,499,384
Sterling Group Partners II, L.P.		2,161,185
Sterling Group Partners III, L.P.		(114,401)
Strategic Value Global Opportunities Fund I-A, L.P		6,823,656
Tenaya Capital V, LP		3,737,571
The Column Group, L.P.		5,911,959
The Founders Fund III, L.P.		723,821
The Raptor Private Holdings, L.P.	10,328	5,240,601
The Resolute Fund II, L.P. (1)		3,056,439
Trivest Fund IV, L.P. (2)		12,744,229
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		7,174,980
VCFA Private Equity Partners IV, L.P. (1)		2,516,339
VCFA Venture Partners V, L.P. (1)		5,687,752
Voyager Capital Fund III, L.P.		1,336,006
WestView Capital Partners II, L.P. (2)		6,810,227
Real Estate (3.73% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		529,758
CRM Windridge Partners, L.P. (2)		24,448,613
Cypress Realty VI, L.P.		6,130,497
DaVinci Corporate Opportunity Partners, L.P.		995,558
GTIS Brazil Real Estate Fund (Brazilian Real), LP (2)		11,391,746
ING Clarion Global, L.P. (2)		34,106,568
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		9,667,258
MONY/Transwestern Mezzanine Realty Partners II, L.L.C.		692,100
Northwood Real Estate Co-Investors L.P. (1)		2,248,046
Northwood Real Estate Partners L.P. (1)		3,798,379
Oak Hill REIT Plus Fund, L.P. (2)		8,877,621

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.73% of Partners’ Capital) (continued)
Parmenter Realty Fund III, L.P. (1)		$7,299,262
Square Mile Partners III LP		10,426,072
TCW Special Mortgage Credits Fund II, L.P. (1)		73,538,006
Transwestern Mezzanine Realty Partners III, L.L.C. (2)		4,342,200
Woodbourne Daybreak Global Fund LP		390,908

Total United States		3,966,294,403

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,525,736,929	85.05%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.24% of Partners’ Capital)
El Tejar Limited		12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares
Arbitrage Strategies (2.60% of Partners’ Capital)
CRC Global Structured Credit Fund Ltd. (2)	134,165	47,701,951
Overseas CAP Partners, Inc. (3)	60,183	90,672,169
International Equity (0.99% of Partners’ Capital)
Quorum Fund Limited	125,582	5,919,866
The Russian Prosperity Fund (2)	1,056,068	46,709,869
Natural Resources (0.18% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		9,362,907

Total Cayman Companies Limited by Shares		200,366,762

Republic of Mauritius
International Equity (0.76% of Partners’ Capital)
India Capital Fund Ltd. (2)	637,832	40,783,218

Total Republic of Mauritius		40,783,218

Total Passive Foreign Investment Companies		254,009,980	4.77%

Private Corporations
United States
Real Estate (0.32% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc		2,096,346
Legacy Partners Realty Fund III, Inc		(37,676)
Net Lease Private REIT V, Inc (1)		1,543,669
Net Lease Private REIT VI, Inc (1)		3,949,794
Net Lease Private REIT VII, Inc (1)(2)		4,837,999
Net Lease Private REIT VII-A, Inc (1)(2)		4,837,999

Total United States		17,228,131

Total Private Corporations		17,228,131	0.32%

Total Investments in Investment Funds (Cost $4,374,879,240)		4,796,975,040	90.14%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Agencies (2.75% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund (1)	1,388,996	146,552,968
Energy (0.54% of Partners’ Capital)
Oil Service HOLDRs Trust (1)	252,100	28,525,115
Natural Resources (2.86% of Partners’ Capital)
Market Vectors Gold Miners ETF (1)	1,204,162	67,348,780
SPDR Gold Trust	663,956	84,926,612

Total United States		327,353,475

Total Exchange Traded Funds		327,353,475	6.15%

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Open End Funds
United States
Arbitrage Strategies (0.67% of Partners’ Capital)
Absolute Strategies Fund (1)	2,380,277	$25,611,784
The Merger Fund	632,111	10,069,532
Domestic Equity (0.93% of Partners’ Capital)
Hussman Strategic Growth Fund (1)	3,718,904	49,684,558
Enhanced Fixed Income (0.21% of Partners’ Capital)
Fidelity Floating Rate High Income Fund (1)	1,124,751	10,853,852
Fixed Income (0.11% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund (1)	347,239	5,962,099
Natural Resources (1.00% of Partners’ Capital)
The Tocqueville Gold Fund	678,657	53,077,770
Real Estate (0.19% of Partners’ Capital)
Cohen & Steers International Realty Fund (1)	914,500	10,297,276

Total United States		165,556,871

Total Open End Funds		165,556,871	3.11%

Money Market Fund (1.32% of Partners’ Capital)
United States
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund (1)	70,255,982	70,255,982

Total United States		70,255,982

Total Money Market Fund		70,255,982	1.32%

Total Investments in Registered Investment Companies		563,166,328	10.58%

Investments in Corporate Bonds
United States
Opportunistic Equity (0.00% of Partners’ Capital)
Delphi Holding Corp, 6.55%, 06/15/06 (4)	$153,000	—
Delphi Holding Corp, 6.50%, 05/01/09 (4)	756,000	—
Delphi Holding Corp, 7.125%, 05/01/29 (4)	572,000	—
Delphi Holding Corp, 6.50%, 11/15/33 (4)	409,000	—

Total United States		—

Total Corporate Bonds		—	0.00%

Investments in U.S. Government Debt Obligations
United States
Fixed Income (1.37% of Partners’ Capital)
U.S. Treasury Bond, 4.375%, 02/15/38 (1)	$5,400,000	6,085,125
U.S. Treasury Bond, 4.375%, 11/15/39 (1)	5,400,000	6,058,125
U.S. Treasury Bond, 4.375%, 05/15/40 (1)	5,400,000	6,064,902
U.S. Treasury Bond, 4.50%, 02/15/36 (1)	5,300,000	6,094,173
U.S. Treasury Bond, 4.50%, 05/15/38 (1)	5,300,000	6,095,827
U.S. Treasury Bond, 4.50%, 08/15/39 (1)	5,300,000	6,068,500
U.S. Treasury Bond, 4.625%, 02/15/40 (1)	5,200,000	6,075,878
U.S. Treasury Bond, 4.75%, 02/15/37 (1)	5,000,000	5,977,345
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	6,184,376
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	6,161,934
U.S. Treasury Note, 3.50%, 02/15/39 (1)	6,300,000	6,095,250
U.S. Treasury Note, 4.25%, 05/15/39 (1)	5,500,000	6,046,562

Total United States		73,007,997

Total U.S. Government Debt Obligations		73,007,997	1.37%

Call Options Purchased
United States (0.54% of Partners’ Capital)
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	$1,079,000,000	8,723,938
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	$714,285,714	5,811,635

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Call Options Purchased (continued)
United States (0.54% of Partners’ Capital) (continued)
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.50%, Expiration 05/01/19)	$1,350,000,000	$8,485,406
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.62%, Expiration 05/02/19)	$877,192,983	5,645,175

Total United States		28,666,154

Total Call Options Purchased		28,666,154	0.54%

Investment in Warrants
United States
Opportunistic Equity (0.00% of Partners’ Capital)
Bally Total Fitness Holdings Corp Warrants Exp. Sept. 2014 Strike Price $20.00 USD	2	—

Total United States		—

Total Warrants		—	0.00%

Total Investments in Securities (Cost $585,655,934)		664,840,479	12.49%

Total Investments (Cost $4,960,535,174)		$5,461,815,519	102.63%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2010 were $776,023,327. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted with a (1).

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.
(4)	Security has been fair valued by the Adviser Valuation Committee.

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments

September 30, 2010

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

In June, 2010, the Master Fund formed The Endowment Master Fund Holdings GP, LLC (the “Company”), a wholly-owned limited liability company. The Company functions as a special purpose entity, which subsequently purchased a minority interest in an operating company. The Schedule of Investments of the Master Fund and the Company are consolidated as the Master Fund holds a controlling interest in the Company and the Consolidated Schedule of Investments fairly presents the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by Endowment Advisers, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

The Consolidated Schedule of Investments includes the accounts of the Master Fund and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had readily available markets for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

“bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(f) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. As of September 30, 2010, the Master Fund had investments in call option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio. There was no option activity in the Master Fund for the quarter ended September 30, 2010. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2010, and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Consolidated Schedule of Investments	Total Fair Value
Options Contracts
Interest Rate Exposure	Investments in securities, at fair value	$28,666,154

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

(f) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2010. The Master Fund has early adopted the second phase at ASU 2010-06 and is disclosing purchases and sales on a gross basis in the Level 3 rollforward accordingly.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

When determining the estimated fair value of the Master Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity in the primary market in which such investments normally trade (if any) or for which circumstances have been identified that indicate that transactions in such markets may not be orderly.

The following is a summary categorization, as of September 30, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
	Investment Securities	Investment Securities	Investment Funds	Investments
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$748,022,231	$748,022,231
Domestic Equity	—	—	361,155,481	361,155,481
Energy	—	—	434,228,766	434,228,766
Enhanced Fixed Income	—	—	673,913,186	673,913,186
International Equity	—	—	397,149,950	397,149,950
Natural Resources	—	—	19,230,651	19,230,651
Opportunistic Equity	—	—	917,212,051	917,212,051
Private Equity	—	—	727,329,704	727,329,704
Real Estate	—	—	247,494,909	247,494,909
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	138,374,120	138,374,120
International Equity	—	—	93,412,953	93,412,953
Natural Resources	—	—	9,362,907	9,362,907
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	17,228,131	17,228,131
Investments in Registered Investment Companies
Arbitrage Strategies	$35,681,316	—	—	35,681,316
Agencies	146,552,968	—	—	146,552,968
Domestic Equity	49,684,558	—	—	49,684,558
Energy	28,525,115	—	—	28,525,115
Enhanced Fixed Income	10,853,852	—	—	10,853,852
Fixed Income	5,962,099	—	—	5,962,099
Money Market	70,255,982	—	—	70,255,982
Natural Resources	205,353,162	—	—	205,353,162
Real Estate	10,297,276	—	—	10,297,276
Investments in Corporate Bonds
Opportunistic Equity	—	—	—	—
Investments in U.S. Government Debt Obligations
Fixed Income	—	$73,007,997	—	73,007,997
Call Options Purchased	—	28,666,154	—	28,666,154
Investments in Warrants
Opportunistic Equity	—	—	—	—

Total Investments	$563,166,328	$101,674,151	$4,796,975,040	$5,461,815,519

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

	Investments
	Balance as of June 30, 2010	Gross Purchases	Gross (Sales)*	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2010
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$792,221,943	$2,845,463	$(71,662,925)	$14,435,674	$10,182,076	$748,022,231
Domestic Equity	385,621,507	—	(39,438,816)	7,968,541	7,004,249	361,155,481
Energy	428,808,981	20,845,781	(41,699,646)	(9,556,618)	35,830,268	434,228,766
Enhanced Fixed Income	690,591,430	65,101,781	(82,126,256)	21,772,779	(21,426,548)	673,913,186
International Equity	412,791,437	—	(40,000,000)	(3,814,971)	28,173,484	397,149,950
Natural Resources	16,682,872	2,911,592	—	—	(363,813)	19,230,651
Opportunistic Equity	867,031,202	75,000,000	(31,210,480)	(7,439,075)	13,830,404	917,212,051
Private Equity	674,064,871	34,691,287	(7,678,808)	2,594,764	23,657,590	727,329,704
Real Estate	247,715,360	7,504,286	(15,449,394)	1,446,959	6,277,698	247,494,909
Passive Foreign Investment Companies
Arbitrage Strategies	128,833,988	5,716,399	(1,768,271)	234,684	5,357,320	138,374,120
International Equity	77,260,713	—	—	—	16,152,240	93,412,953
Natural Resources	9,068,270	—	—	—	294,637	9,362,907
Private Equity	12,860,000	—	—	—	—	12,860,000
Private Corporations
Real Estate	17,398,945	—	(324,002)	—	153,188	17,228,131
Corporate Bonds
Opportunistic Equity	—	—	—	(240)	240	—

Total Investments	$4,760,951,519	$214,616,589	$(331,358,598)	$27,642,497	$125,123,033	$4,796,975,040

*	Includes Return of Capital and Capital Gain Distributions

The change in unrealized appreciation (depreciation) from Level 3 investments held at September 30, 2010, is $136,472,784.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date at NAV as well as any unfunded commitments. A listing of the investments held by the Master Fund and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$886,396	$—	N/A	Daily - Annually	0-92	0-2 years; up to 5% redemption fee

Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	361,155	—	N/A	Monthly - Annually	7-90	0-3 years; up to 7% redemption fee

Energy (c)	Investments in securities issued by companies in the energy sector.	434,229	148,101	up to 15 years	Monthly - Quarterly	30-90	0-15 years; up to 5% redemption fee

Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	673,913	—	N/A	Monthly - Rolling 3 years	0-185	0-3 years; up to 5% redemption fee

International Equity (e)	Investments in equity securities issued by foreign companies.	490,563	—	N/A	Monthly - Rolling 3 years	7-90	0-3 years; up to 7.5% redemption fee

Natural Resources (f)	Investments with exposure to non-energy natural resources.	28,594	11,412	up to 10 years	Quarterly	90-180	0-10 years; up to 3% redemption fee

Opportunistic Equity (g)	Investments in a variety of global markets across all security types.	917,212	—	N/A	Monthly - Bi-Annually	5 -180	0-4 years; up to 5 % redemption fee

Private Equity (h)	Investments in nonpublic companies.	740,190	500,586	up to 10 years	Quarterly - Annually	45 -180	0-10 years; up to 3% redemption fee

Real Estate (i)	Investments in REIT's, private partnerships, and various real estate related mortgage securities.	264,723	115,924	up to 10 years	Monthly - Quarterly	45-60	0-10 years; up to 3% redemption fee

		$4,796,975	$776,023

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/ short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisors (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(f)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(g)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/ short equity funds, global macro funds, and CTA’s.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of September 30, 2010, was $4,960,535,174 resulting in accumulated net unrealized appreciation of $501,280,345 consisting of $792,453,371 in gross unrealized appreciation and $291,173,026 in gross unrealized depreciation.

During the period ended September 30, 2010, certain investments were transferred in-kind in connection with the redemption of investments. The fair value of these investments transferred-in-kind and related costs are as follows:

Investments Transferred In-Kind	Fair Value	Cost
Stark Investments Limited Partnership	$1,001,867	$1,182,569
Pardus Special Opportunities Fund, L.P.	4,828,811	12,573,425
PIPE Equity Partners, L.L.C.	1,843,596	2,364,251

	$7,674,273	$16,120,244

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually, after a notice period, with lock-up provisions usually for a period of up to four years from the date of investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2010

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Master Fund. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at September 30, 2010:

Liquidity Categories	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Category Definition
Category 1 Funds	65.00%	68.10%	Securities or Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock-up period.
Category 2 Funds	10.00%	10.00%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock-up period.
Category 3 Funds	25.00%	21.90%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the Investment Funds’ assets or investments are liquidated.

	100.00%	100.00%

The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(c) AFFILIATED INVESTMENT FUNDS

At September 30, 2010, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns more than 5% of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2010 activity) is shown below:

				For the Period 7/1/2010 through 9/30/2010				For the Period 7/1/2010 through 9/30/2010
Investment Funds	Shares 6/30/2010	Shares 9/30/2010	Fair Value 6/30/2010	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 9/30/2010	Interest/ Dividend Income	Realized Gain (Loss) on Investments
Accel-KKR Capital Partners III, L.P.			$9,936,182	$—	$—	$(839,934)	$9,096,248
Alden Global Distressed Opportunities Fund, L.P.			61,306,748	—	—	(1,762,755)	59,543,993
Algebris Global Financials Fund, L.P.			58,923,201	—	—	10,974,048	69,897,249
Anchorage Short Credit Fund, L.P.	10,000	39,831	10,198,935	30,000,000	—	(2,986,705)	37,212,230
Artis 2X Partners (Institutional), L.P.			23,491,932	—	—	3,188,351	26,680,283
BDCM Partners I, L.P.			60,664,014	—	—	1,655,660	62,319,674
Bell Point Credit Opportunities Fund, L.P.			—	15,000,000	—	207,808	15,207,808
Benson Elliot Real Estate Partners III, L.P. ***			—	—	—	—	—
BlueGold Global Fund, L.P.			54,985,239	—	—	1,629,344	56,614,583
Bonanza Master Fund Ltd Liquidating Trust	1,763	1,763	747,602	—	—	6,189	753,791
Boyer Allan Greater China Fund, L.P.			30,373,860	—	(10,000,000)	849,959	21,223,819		$(279,125)
Catterton Growth Partners, L.P.			8,142,138	—	—	1,275,848	9,417,986
CCM Small Cap Value Qualified Fund, L.P.			29,111,762	—	—	3,145,261	32,257,023
Chilton Global Natural Resources Partners, L.P.			60,142,143	—	—	8,242,903	68,385,046
Contrarian Capital Fund I, L.P.			96,742,015	—	—	2,898,330	99,640,345
Corriente China Opportunity Partners, L.P.			11,344,048	—	—	(3,225,773)	8,118,275
Corriente China Opportunity Partners II, L.P.			19,224,000	—	—	(3,266,491)	15,957,509
Corriente Partners, L.P.			67,487,962	—	—	(18,392,437)	49,095,525
Courage Special Situations Fund, L.P.			15,770,317	—	—	(526,953)	15,243,364
Covepoint Emerging Markets Macro Fund, L.P.			57,139,062	—	—	18,331,086	75,470,148
CRC Global Structured Credit Fund Ltd.	29,280	134,165	40,616,324	5,716,399	(1,768,271)	3,137,499	47,701,951		234,684
Credit Distressed Blue Line Fund, L.P.			30,291,008	10,000,000	—	1,053,317	41,344,325
CRM Windridge Partners, L.P.			24,282,290	—	—	166,323	24,448,613
CX Partners Fund, Ltd.			2,382,289	2,140,169	—	138,542	4,661,000
Dabroes Investment Fund L.P.			37,239,274	—	—	3,758,608	40,997,882
Dace Ventures I, L.P.			1,457,596	—	—	11,038	1,468,634
EDF-MI Onshore, L.P.			87,251,313	20,000,000	—	(3,644,023)	103,607,290
EEA Europe Long Short Fund	234,522	234,522	23,642,120	—	—	771,576	24,413,696
Empire Capital Partners Enhanced, L.P.			28,512,381	—	—	4,255,425	32,767,806
EnCap Energy Infrastructure TE Feeder, L.P.			1,415,353	269,616	(701,525)	(61,067)	922,377	$114
European Divergence Fund, L.P.			26,594,148	—	—	(2,940,726)	23,653,422
Fortelus Special Situations Fund, L.P.			58,847,012	—	—	(3,196,515)	55,650,497
Forum European Realty Income III, L.P.			4,861,953	—	—	(144,024)	4,717,929
Garrison Opportunity Fund, LLC			9,546,460	3,100,000	—	2,033,894	14,680,354
Global Undervalued Securities Fund (QP), L.P.			43,968,869	—	—	1,871,720	45,840,589
Goldfinch Capital Management, L.P.			30,659,665	10,000,000	—	(2,963,134)	37,696,531
GTIS Brazil Real Estate Fund (Brazilian Real), LP			9,487,769	1,342,757	—	561,220	11,391,746
Halcyon European Structured Opportunities Fund, L.P.			1,741,336	—	(537,695)	225,576	1,429,217		(718,217)
Harbinger Capital Partners Fund I, L.P.			100,797,299	—	(20,000,000)	(3,352,562)	77,444,737		13,299,787
Hayman Capital Partners, L.P.			39,113,285	—	—	(691,722)	38,421,563
HealthCor, L.P. **			61,212,540	—	(284,960)	2,805,006	63,732,586
HealthCor Partners Fund, L.P.			2,484,038	532,663	—	(218,816)	2,797,885
Hillcrest Fund, L.P.			6,187,608	683,265	—	(377,053)	6,493,820
India Capital Fund Ltd.	637,832	637,832	32,076,572	—	—	8,706,646	40,783,218
ING Clarion Global, L.P.			33,938,725	—	—	167,843	34,106,568
Integral Capital Partners VIII, L.P.			15,929,719	—	—	1,203,255	17,132,974
Intervale Capital Fund, L.P.			13,075,240	983,150	—	(1,164,675)	12,893,715	526,975
Investcorp Silverback Arbitrage Fund, LLC			15,154,317	—	—	248,439	15,402,756	2,138,944
Ithan Creek Partners, L.P.			62,532,866	—	—	2,248,920	64,781,786
Kenmont Onshore Fund, L.P.			3,691,697	—	(541,695)	71,482	3,221,484		(217,591)
LC Fund IV, L.P.			8,487,085	1,037,837	—	10,144	9,535,066
Longhorn Onshore Investors, L.P.			39,248,570	—	—	(1,496,990)	37,751,580
Magnetar SPV, LLC ( Series L)			37,657,555	—	(12,271,500)	705,140	26,091,195		(2,380,003)
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	3,173,724	—	—	221,898	3,395,622
Monsoon Infrastructure & Realty Co-Invest, L.P.			10,189,233	—	—	(521,975)	9,667,258
Montrica Global Opportunities Fund, L.P.	374,045	281,817	32,533,080	—	(8,286,727)	212,579	24,458,932		(1,393,113)
Morgan Rio Capital Fund, L.P.			19,375,853	—	—	1,140,328	20,516,181
Net Lease Private REIT VII, Inc			5,000,000	—	(162,001)	—	4,837,999	137,123
Net Lease Private REIT VII-A, Inc			5,000,000	—	(162,001)	—	4,837,999	137,123
New Horizon Capital III, L.P.			7,134,895	4,244,320	—	2,676,850	14,056,065
Oak Hill REIT Plus Fund, L.P.			20,567,808	—	(11,509,520)	(180,667)	8,877,621		508,684
Orbis Real Estate Fund I			3,303,482	—	—	(184,821)	3,118,661	24,283
Overseas CAP Partners, Inc.	60,183	60,183	88,217,664	—	—	2,454,505	90,672,169
Passport II, L.P.			72,449,348	—	—	2,023,937	74,473,285
Paulson Advantage Plus, L.P.			114,946,728	—	(20,000,000)	9,498,255	104,444,983		14,039,201
Paulson Credit Opportunities, L.P.			135,422,408	—	—	6,575,566	141,997,974
Paulson Partners Enhanced, L.P.			60,580,590	—	—	6,549,356	67,129,946
Penta Asia Domestic Partners, L.P.	74,684	74,684	36,205,367	—	—	(4,753,760)	31,451,607
Phoenix Asia Real Estate Investments II, L.P.			12,855,687	1,751,422	—	89,585	14,696,694	2,952
PIPE Equity Partners, L.L.C.			45,916,271	—	—	(9,284,795)	36,631,476
PIPE Select Fund, L.L.C.			61,926,432	1,843,596	—	425,717	64,195,745
Private Equity Investment Fund IV, L.P.			6,918,626	191,587	(234,734)	32,443	6,907,922
Private Equity Investment Fund V, L.P.			6,466,686	1,826,746	—	(255,301)	8,038,131
PSAM WorldArb Partners, L.P.			42,969,744	—	—	1,701,079	44,670,823
Q Funding III, L.P.			15,062,045	—	—	575,652	15,637,697
Q4 Funding, L.P.			42,530,789	—	—	1,592,743	44,123,532
R.G. Niederhoffer Global Fund I, L.P.			26,835,583	20,000,000	—	(635,185)	46,200,398
Saints Capital VI, L.P.			8,119,253		—	1,209,169	9,328,422
Salem Global Opportunity Fund, L.P.			22,839,223	10,000,000	—	2,060,562	34,899,785
Samlyn Onshore Fund, L.P.			97,412,429	—	(29,153,856)	2,547,453	70,806,026		7,644,873
SCP Sakonnet Fund, L.P.			53,199,267	—	—	1,978,653	55,177,920
Skopos HG Fund, LLC	262,504	252,374	38,650,287	—	(10,000,000)	4,190,898	32,841,185		1,942,097
Sorin Fund, L.P.			3,114,017	—	(1,553,847)	9,283	1,569,453		(205,507)
Southport Energy Plus Partners, L.P.			79,084,208	—	(20,000,000)	3,665,441	62,749,649		2,619,834
Sovereign Capital Limited Partnership III			846,063	—	—	8,671	854,734
The Rohatyn Group Local Currency Opportunity Partners, L.P.			73,325,483	—	—	3,699,603	77,025,086
The Russian Prosperity Fund	1,056,068	1,056,068	39,412,442	—	—	7,297,427	46,709,869
Tiedemann/Falconer Partners, L.P.			30,880,547	—	(10,000,000)	136,347	21,016,894		323,668
Tiger Consumer Partners, L.P.			42,330,242	—	—	1,288,278	43,618,520
Transwestern Mezzanine Realty Partners III, L.L.C.			4,190,528	—	(58,569)	210,241	4,342,200
Trivest Fund IV, L.P.			11,079,634	—	—	1,664,595	12,744,229
Trustbridge Partners II, L.P.			16,786,078	—	—	(925,374)	15,860,704
Trustbridge Partners III, L.P.			15,111,709	1,053,741	—	(109,593)	16,055,857
Tuckerbrook SB Global Distressed Fund I, L.P.			7,195,420	—	—	(20,440)	7,174,980
Valiant Capital Partners, L.P.			105,393,166	—	—	7,055,004	112,448,170
Velite Energy, L.P.			104,141,530	—	(15,000,000)	16,072,740	105,214,270		7,764,441
Waterstone Market Neutral Fund, L.P.			103,133,999	—	(10,000,000)	2,044,203	95,178,202		4,071,998
WestView Capital Partners II, L.P.			4,792,585	2,163,813	—	(146,171)	6,810,227
Whitebox Multi-Strategy Fund, L.P.	100,080	90,427	102,996,735	—	(10,000,000)	5,178,936	98,175,671		2,224,495

			$3,449,732,324	$143,881,081	$(192,226,901)	$114,373,960	$3,515,760,464	$2,967,514	$49,480,206

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of September 30, 2010.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co- Principal Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co- Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/John E. Price
John E. Price
Principal Financial Officer

Date: November 23, 2010